Income Tax: Schedule of Effective Income Tax Rate Reconciliation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Tables/Schedules
Schedule of Effective Income Tax Rate Reconciliation

	Three months ended				Nine months ended
	September 30, 2013		September 30, 2012		September 30, 2013		September 30, 2012
	Amount	Rate	Amount	Rate	Amount	Rate	Amount	Rate

Tax expense computed at federal corporate tax rate	$ 1	35.0%	$ (253)	35.0%	$ 22	35.0%	$ 212	35.0%
Income tax (benefit) related to prior years	(9)	-300.0%	(32)	4.4%	61	98.4%	(61)	-10.0%

Total income tax expense (benefit)	$ (8)	-265.0%	$ (285)	39.4%	$ 83	133.4%	$ 151	25.0%

	2012		2011		2010
	Amount	Rate	Amount	Rate	Amount	Rate

Tax expense computed at federal corporate tax rate	$ 1,761	35.0%	$ 956	35.0%	$ 1,176	35.0%
Income tax (benefit) related to prior years	(82)	(1.6)%	(35)	(1.3)%	(102)	(3.0)%

Total income tax expense (benefit)	$ 1,679	33.4%	$ 921	33.7%	$ 1,074	32.0%